Fees Summary $ in Thousands	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $3,143,000 (comprised of (i) $2,101,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index, (ii) $1,042,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index.

Narrative - Max Aggregate Offering Price	$ 3,143
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A